PROPERTY, PLANT AND EQUIPMENT - Schedule of movement of property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Roll Forward]
Opening balance	$ 7,471,143	$ 6,891,925	$ 7,021,134
Additions	2,072,284	1,254,173	938,381
Disposals	(63,535)	(2,950)	(2,718)
Retirements	(117,886)	(56,328)	(87,749)
Depreciation expenses	(939,109)	(799,552)	(745,654)
Foreign exchange	81,479	(164,663)	40,842
Other increases (decreases)	202,429	348,538	(272,311)
Changes, total	1,235,662	579,218	(129,209)
Closing balance	8,706,805	7,471,143	6,891,925
Construction in progress
Property, Plant and Equipment [Roll Forward]
Opening balance	479,871	258,246	388,810
Additions	62,087	20,754	8,835
Disposals	0	0	0
Retirements	(8)	0	(83)
Depreciation expenses	0	0	0
Foreign exchange	(297)	(1,354)	726
Other increases (decreases)	141,120	202,225	(140,042)
Changes, total	202,902	221,625	(130,564)
Closing balance	682,773	479,871	258,246
Land
Property, Plant and Equipment [Roll Forward]
Opening balance	39,818	44,244	44,349
Additions	0	0	0
Disposals	0	0	0
Retirements	0	0	0
Depreciation expenses	0	0	0
Foreign exchange	1,649	(4,426)	1,445
Other increases (decreases)	(1,689)	0	(1,550)
Changes, total	(40)	(4,426)	(105)
Closing balance	39,778	39,818	44,244
Buildings net
Property, Plant and Equipment [Roll Forward]
Opening balance	60,423	67,558	68,996
Additions	0	0	0
Disposals	(42)	0	0
Retirements	0	0	0
Depreciation expenses	(4,012)	(3,992)	(4,104)
Foreign exchange	1,423	(3,143)	1,505
Other increases (decreases)	(253)	0	1,161
Changes, total	(2,884)	(7,135)	(1,438)
Closing balance	57,539	60,423	67,558
Plant and equipment net
Property, Plant and Equipment [Roll Forward]
Opening balance	6,648,732	6,236,344	6,304,848
Additions	2,002,514	1,215,040	870,640
Disposals	(63,381)	(2,940)	(2,701)
Retirements	(117,315)	(56,148)	(87,652)
Depreciation expenses	(911,110)	(771,104)	(716,590)
Foreign exchange	55,918	(108,966)	23,845
Other increases (decreases)	39,849	136,506	(156,046)
Changes, total	1,006,475	412,388	(68,504)
Closing balance	7,655,207	6,648,732	6,236,344
Information technology equipment net
Property, Plant and Equipment [Roll Forward]
Opening balance	19,293	17,342	16,609
Additions	5,784	9,669	5,794
Disposals	(112)	(8)	(1)
Retirements	(215)	(91)	(12)
Depreciation expenses	(6,249)	(5,724)	(5,918)
Foreign exchange	1,206	(1,780)	536
Other increases (decreases)	(10)	(115)	334
Changes, total	404	1,951	733
Closing balance	19,697	19,293	17,342
Fixed installations & accessories net
Property, Plant and Equipment [Roll Forward]
Opening balance	47,973	54,410	37,072
Additions	1,482	421	4,246
Disposals	0	0	0
Retirements	(164)	(89)	(2)
Depreciation expenses	(9,258)	(8,877)	(8,789)
Foreign exchange	3,643	(5,401)	1,276
Other increases (decreases)	23,339	7,509	20,607
Changes, total	19,042	(6,437)	17,338
Closing balance	67,015	47,973	54,410
Motor vehicles net
Property, Plant and Equipment [Roll Forward]
Opening balance	284	351	423
Additions	82	0	0
Disposals	0	(2)	(16)
Retirements	0	0	0
Depreciation expenses	(111)	(65)	(68)
Foreign exchange	34	0	12
Other increases (decreases)	61	0	0
Changes, total	66	(67)	(72)
Closing balance	350	284	351
Leasehold improvements
Property, Plant and Equipment [Roll Forward]
Opening balance	174,749	213,430	160,027
Additions	335	8,289	48,866
Disposals	0	0	0
Retirements	(184)	0	0
Depreciation expenses	(8,369)	(9,790)	(10,185)
Foreign exchange	17,903	(39,593)	11,497
Other increases (decreases)	12	2,413	3,225
Changes, total	9,697	(38,681)	53,403
Closing balance	$ 184,446	$ 174,749	$ 213,430